UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4250

Seligman Investment Grade Fixed Income Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 6/30/05

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Investment Grade Fixed Income Fund, Inc.
Schedule of Investments (unaudited)

June 30, 2005

	Principal Amount	Value
US Government and Government Agency Securities 70.5%
US Government Securities 27.5%
US Treasury Bonds 5.375%, 2/15/2031	$1,965,000	$2,319,315
US Treasury Notes:
2.625%, 11/15/2006	1,080,000	1,066,121
3%, 11/15/2007	600,000	591,469
3.625%, 1/15/2010	155,000	154,316
4.25%, 11/15/2014	3,070,000	3,143,035
4.125%, 5/15/2015	390,000	395,820
Total US Government Securities		7,670,076

Government Agency SecuritiesØ 37.7%
Fannie Mae:
2.5%, 7/16/2007	5,000	4,874
3.8%, 1/18/2008	910,000	907,075
4.125%, 6/16/2008	2,600,000	2,599,015
5%, 4/6/2010	2,045,000	2,063,238
5%, 3/2/2015	985,000	994,009
4.5%, 1/25/2032	1,385,000	1,366,936
Federal Home Loan Bank 4.1%, 6/13/2008	700,000	699,338
Freddie Mac:
4.125%, 11/18/2009	450,000	450,204
4.375%, 3/1/2010	750,000	751,006
4.75%, 10/11/2012	210,000	210,244
5.2%, 3/5/2019	455,000	462,323
Total Government Agency Securities		10,508,262

Government Agency Mortgage-Backed Securities††Ø 5.3%
Fannie Mae:
7%, 1/1/2008	34,942	36,219
7%, 2/1/2012	18,098	18,760
6.5%, 5/1/2017	59,584	62,075
5.5%, 2/1/2018	121,195	124,523
7%, 1/1/2032	71,743	75,696
7%, 5/1/2032	140,385	148,122
6%, 11/1/2034	542,861	556,913
Freddie Mac Gold:
4.5%, 11/1/2007	205,368	206,440
5.5%, 6/1/2018	107,489	110,416
6.5%, 2/1/2033	128,808	133,664
Total Government Agency Mortgage-Backed Securities		1,472,828
Total US Government and Government Agency Securities		19,651,166

Corporate Bonds 28.8%
Aerospace and Defense 0.8%
International Lease Finance 5%, 4/15/2010	160,000	163,326
United Technologies 4.875%, 5/1/2015	55,000	56,370
		219,696
Beverages 1.6%
Anheuser-Busch 7%, 12/1/2025	285,000	297,771
PepsiAmericas 4.875%, 1/15/2015	150,000	153,072
		450,843
Biotechnology 0.5%
Amgen 4%, 11/18/2009	145,000	144,048

Capital Markets 2.3%
Goldman Sachs Capital 6.345%, 2/15/2034	140,000	152,212
Lehman Brothers Holdings 3.48%, 11/10/2009	155,000	155,575
Lehman Brothers Holdings 4.8%, 3/13/2014	115,000	116,410
Morgan Stanley 6.6%, 4/1/2012	185,000	205,966
		630,163
Commercial Banks 2.2%
Fifth Third Bancorp 4.5%, 6/1/2018	110,000	105,631
KeyBank 5.7%, 8/15/2012	220,000	236,331
Wells Fargo 3.419%, 3/10/2008	280,000	280,078
		622,040
Communications Equipment 0.6%
Motorola 6.5%, 9/1/2025	140,000	154,842

Consumer Finance 3.8%
Capital One Financial 5.5%, 6/1/2015	255,000	261,371
General Electric Capital 4.25%, 6/15/2012	290,000	286,696
General Electric Capital 2.75%, 9/15/2014	360,000	362,868
SLM 4.43%, 2/1/2010	155,000	151,996
		1,062,931
Diversified Financial Services 1.2%
CIT Group 5%, 2/13/2014	125,000	126,477
Citigroup 2.59%, 6/9/2009	150,000	150,304
Citigroup 5.875%, 2/22/2033	60,000	65,665
		342,446
Diversified Telecommunication Services 1.1%
BellSouth 3.393%, 11/15/2007	100,000	100,170
BellSouth 6%, 11/15/2034	35,000	37,351
SBC Communications 5.1%, 9/15/2014	155,000	158,771
		296,292
Food and Staples Retailing 1.1%
Safeway 5.625%, 8/15/2014	295,000	306,699

Health Care Providers and Services 0.6%
UnitedHealth Group 3.3%, 1/30/2008	160,000	156,388

Household Durables 1.9%
Centex 5.7%, 5/15/2014	275,000	285,928
Pulte Homes 6%, 2/15/2035	255,000	248,946
		534,874
Independent Power Producers and Energy Traders 0.7%
Duke Energy 5.3%, 10/1/2015	175,000	184,037

IT Services 0.4%
First Data 4.95%, 6/15/2015	120,000	121,867

Media 1.6%
Comcast 6.5%, 1/15/2015	250,000	279,163
Cox Communications 4.625%, 1/15/2010	115,000	114,812
Time Warner 7.625%, 4/15/2031	50,000	62,642
		456,617
Multi-Utilities 3.8%
Alabama Power 3.484%, 8/25/2009	165,000	165,291
Carolina Power & Light 5.95%, 3/1/2009	245,000	258,117
Dominion Resources 6.75%, 12/15/2032	225,000	259,508
Public Service Electric and Gas 5%, 8/15/2014	300,000	308,406
Southern California Edison 5%, 1/15/2016	75,000	76,919
		1,068,241
Oil, Gas and Consumable Fuels 2.3%
Murphy Oil 6.375%, 5/1/2012	345,000	380,962
Plains All American Pipeline 5.25%, 6/15/2015†	255,000	256,842
		637,804

Thrifts and Mortgage Finance 1.4%
Countrywide Home Loans 3.518%, 11/16/2007	120,000	120,179
Residential Capital 6.375%, 6/30/2010†	255,000	256,497
		376,676

Wireless Telecommunication Services 0.9%
Verizon Global Funding 7.75%, 12/1/2030	50,000	64,767
Verizon Wireless Capital 5.375%, 12/15/2006	180,000	183,505
		248,272
Total Corporate Bonds		8,014,776

Repurchase Agreement 0.8%
State Street Bank & Trust 2.65%, dated 6/30/2005, maturing 7/1/2005, collateralized by: $225,000 US Treasury Notes, 4.25%, 8/15/2014, with a fair market value of $233,438	223,000	223,000

Total Investments 100.1%		27,888,942
Other Assets Less Liabilities (0.1)%		(14,301)
Net Assets 100.0%		$27,874,641

______________
†	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.
††
Investments in mortgage-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.

Ø	Securities issued by these agencies are neither guaranteed nor insured by the United States Government.

The cost of investments for federal income tax purposes was $27,534,957. The tax basis gross appreciation and depreciation of portfolio securities were $435,505 and $81,520, respectively.

Security Valuation - Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund's investment adviser, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN INVESTMENT GRADE FIXED INCOME FUND, INC.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: August 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: August 22, 2005

By: /S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: August 22, 2005

SELIGMAN INVESTMENT GRADE FIXED INCOME FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit (a)

CERTIFICATIONS

I, Brian T. Zino, certify that:

1.	I have reviewed this report on Form N-Q of Seligman Investment Grade Fixed Income Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

c)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)
All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 22, 2005

/S/ BRIAN T. ZINO
Brian T. Zino
Principal Executive Officer

CERTIFICATIONS

I, Lawrence P. Vogel, certify that:

1.	I have reviewed this report on Form N-Q of Seligman Investment Grade Fixed Income Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

c)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)
All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 22, 2005

/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Principal Financial Officer